Revenue - Schedule of Sales of Goods and Services by Geographical Locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Sales of Goods and Services by Geographical Locations [Line Items]
% of revenue	100.00%	100.00%	100.00%
Third Parties [Member]
Schedule of Sales of Goods and Services by Geographical Locations [Line Items]
Sales of goods and services	$ 48,988	$ 64,391	$ 55,964
% of revenue	100.00%	100.00%	100.00%
North America [Member]
Schedule of Sales of Goods and Services by Geographical Locations [Line Items]
Sales of goods and services	$ 40,355	$ 55,421	$ 44,659
% of revenue	82.38%	86.07%	79.80%
European [Member]
Schedule of Sales of Goods and Services by Geographical Locations [Line Items]
Sales of goods and services	$ 4,785	$ 5,740	$ 8,905
% of revenue	9.77%	8.91%	15.91%
Asia Pacific [Member]
Schedule of Sales of Goods and Services by Geographical Locations [Line Items]
Sales of goods and services	$ 3,530	$ 2,983	$ 2,070
% of revenue	7.21%	4.63%	3.70%
Latin America [Member]
Schedule of Sales of Goods and Services by Geographical Locations [Line Items]
Sales of goods and services	$ 131	$ 91	$ 163
% of revenue	0.26%	0.14%	0.29%
Middle East [Member]
Schedule of Sales of Goods and Services by Geographical Locations [Line Items]
Sales of goods and services	$ 39	$ 41	$ 96
% of revenue	0.08%	0.06%	0.17%
Others [Member]
Schedule of Sales of Goods and Services by Geographical Locations [Line Items]
Sales of goods and services	$ 148	$ 115	$ 71
% of revenue	0.30%	0.18%	0.13%